5. Investment	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment

NOTE 5.	INVESTMENT

As of December 31, 2020, and December 31, 2019, the balance of investments was $6,711,289 and $4,193,597, respectively.

On February 25, 2019, the Company acquired 3,936,500 shares and 2,500,000 Warrants to purchase 2,500,000 shares of common stock at a price of CAD$1.00 of GN Ventures, Ltd., Alberta, Canada, f/k/a Great Northern Cannabis, Ltd. (“GN”), in exchange for an aggregate of 7,988,963 shares of the Company’s Common Stock from a former shareholder of GN. On the date of purchase, the Company’s Common Stock was trading at $1.41 which values the purchase at $11,264,438. For balance sheet purposes the Company has treated this purchase using the cost method because the purchase consists of an investment in a private company in which the Company does not have the ability to exercise significant influence over GN’s operating and financial activities. The Company conducted an impairment test on December 31, 2019, and determined that an impairment existed resulting in a write-down of the investment by $7,070,841 to a current value of $4,193,597.

On May, 2020, the Company exchanged 5,507,400 of its common shares for 3,671,597 common shares of GN. These shares were valued at $0.675 each which represents the value of the GN shares as determined by the Company’s year end impairment analysis and were recorded as an investment of $2,478,422. As of December 31, 2020 the Company’s investment in GN was $6,672,019.

On October 6, 2020, the Company invested $50,000 CAD in exchange for 83,333 Class A Common Shares at $0.60 CAD per share. The Company entered into a cooperation agreement with Klonetics Plant Science Inc, a Company that engages in the business of genetics research and development, tissue culture propagation, plantlet production, ready to flower production within the cannabis industry throughout the world. The parties consider it advantageous to pool their respective experience, expertise, knowhow and capabilities in the area of land acquisition, financing, development, operations, and respective areas of industry focus. The parties wish to commence their intended long-term cooperation by pursuing projects in selected areas of focus initially before extending it to a larger scale merger between the parties, which may be discussed at a later date with terms to be determined and agreed to by the parties. CannaPharmaRx will invest up to a maximum percentage of Thirty Percent (30%) of the issued and outstanding shares of Klonetics.